UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10067
Eaton Vance Variable Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund	as of September 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 88.5% (1)

Principal Amount	Borrower/Tranche Description	Value

Advertising — 0.9%
	Adams Outdoor Advertising, L.P.

$353,700	Term Loan, Maturing October 15, 2011	$353,780
	Lamar Media Corp.
350,000	Term Loan, Maturing June 30, 2009	352,078
		$705,858

Aerospace and Defense — 1.7%
	Alliant Techsystems, Inc.

427,850	Term Loan, Maturing March 31, 2011	432,797
	DRS Technologies, Inc.

323,010	Term Loan, Maturing November 4, 2010	326,038
	Transdigm, Inc.
497,500	Term Loan, Maturing July 22, 2010	504,496
		$1,263,331

Auto Components — 3.7%
	Collins and Aikman Products, Co.

189,254	Revolving Loan, Maturing August 31, 2009	189,491
	Dayco Products, LLC
150,000	Term Loan, Maturing June 23, 2011	152,484
	Dura Operating Corp.

343,844	Term Loan, Maturing March 31, 2007	346,746
	Exide Technologies
170,000	Term Loan, Maturing May 5, 2010	170,425
170,000	Term Loan, Maturing May 5, 2010	170,531
	Federal-Mogul Corp.

350,000	Term Loan, Maturing February 24, 2005	352,625

	The Goodyear Tire & Rubber Co.

150,000	Term Loan, Maturing March 31, 2006	151,950
300,000	Term Loan, Maturing March 31, 2006	304,453
	TI Automotive, Ltd.
70,000	Term Loan, Maturing June 30, 2011	70,087
	TRW Automotive, Inc.

120,019	Term Loan, Maturing February 27, 2009	121,244

282,612	Term Loan, Maturing February 27, 2011	287,676
	United Components, Inc.
410,000	Term Loan, Maturing June 30, 2010	415,894
		$2,733,606

Broadcast Media — 3.7%
	CanWest Media, Inc.

$263,566	Term Loan, Maturing August 15, 2009	$267,025
	Cumulus Media, Inc.

96,250	Term Loan, Maturing March 28, 2009	96,912

199,500	Term Loan, Maturing March 28, 2010	202,077
	Emmis Operating Co.

300,000	Term Loan, Maturing November 10, 2011	302,792
	Lin Television Corp.

171,500	Term Loan, Maturing December 31, 2007	173,690

161,000	Term Loan, Maturing December 31, 2007	163,281
	Nexstar Broadcasting, Inc.

322,596	Term Loan, Maturing December 31, 2010	322,999

176,154	Term Loan, Maturing December 31, 2010	176,595
	PanAmsat Corp.

347,585	Term Loan, Maturing August 20, 2011	348,182
	Radio One, Inc.
223,926	Term Loan, Maturing June 30, 2007	228,146
	Rainbow National Services, LLC

188,855	Term Loan, Maturing March 31, 2012	191,523
	Sinclair Television Group, Inc.
100,000	Term Loan, Maturing June 30, 2009	100,625

165,000	Term Loan, Maturing December 31, 2009	166,891
		$2,740,738

Cable Television — 4.4%
	Atlantic Broadband Finance, LLC

$350,000	Term Loan, Maturing February 10, 2011	$354,703
	Bresnan Communications, LLC

300,000	Term Loan, Maturing September 30, 2009	302,875
	Canadian Cable Acquisition Company, Inc.
350,000	Term Loan, Maturing July 27, 2011	353,391
	Charter Communications Operating, LLC
748,125	Term Loan, Maturing April 27, 2011	743,053
	DirectTV Holdings, LLC
488,587	Term Loan, Maturing March 6, 2010	491,946
	Insight Midwest Holdings, LLC

347,375	Term Loan, Maturing December 31, 2009	352,200
	MCC Iowa, LLC

346,500	Term Loan, Maturing March 31, 2010	345,147
	NTL, Inc.
300,000	Term Loan, Maturing April 13, 2012	302,250
		$3,245,565

Casinos and Gaming — 2.5%
	Alliance Gaming Corp.

317,507	Term Loan, Maturing September 5, 2009	321,740
	Ameristar Casinos, Inc.

297,302	Term Loan, Maturing December 31, 2006	301,297
	Boyd Gaming Corp.
374,063	Term Loan, Maturing June 30, 2011	378,504

	Mohegan Tribal Gaming Authority

320,833	Term Loan, Maturing March 31, 2008	321,635
	Pinnacle Entertainment, Inc.

100,000	Term Loan, Maturing August 27, 2010	101,250
	Scientific Games Corp.

348,246	Term Loan, Maturing December 31, 2009	353,324
	Venetian Casino Resort, LLC
112,273	Term Loan, Maturing June 15, 2011	114,027
		$1,891,777

Chemicals — 4.9%
	Brenntag AG

$250,000	Term Loan, Maturing December 9, 2011	$254,375
	Celanese AG
68,982	Term Loan, Maturing June 4, 2011	70,178
	FMC Corp.

340,992	Term Loan, Maturing October 21, 2007	343,805
	Georgia Gulf Corp.

156,643	Term Loan, Maturing December 2, 2010	159,025
	Hercules, Inc.

399,750	Term Loan, Maturing October 8, 2010	403,248
	Huntsman International, LLC

350,000	Term Loan, Maturing December 31, 2010	355,337
	Kraton Polymers, LLC

332,707	Term Loan, Maturing December 5, 2008	334,579
	Nalco Co.

684,710	Term Loan, Maturing November 4, 2010	693,592
	Polymer Group, Inc.
324,188	Term Loan, Maturing April 27, 2010	326,686

	Resolution Performance Products, LLC

50,000	Term Loan, Maturing August 2, 2010	50,484

	Rockwood Specialties Group, Inc.
410,000	Term Loan, Maturing July 30, 2012	413,235
	VWR International, Inc.
241,533	Term Loan, Maturing April 7, 2011	245,634
		$3,650,178

Coal — 0.9%
	Consol Energy, Inc.
300,000	Term Loan, Maturing June 30, 2010	304,875
	Foundation Coal Corp.
200,000	Term Loan, Maturing July 30, 2011	202,350
	Peabody Energy Corp.

197,000	Term Loan, Maturing March 31, 2010	199,380
		$706,605

Commercial Services — 2.2%
	Acosta Sales Company, Inc.

$100,000	Term Loan, Maturing August 13, 2010	$100,875

	Advanstar Communications, Inc.

222,578	Term Loan, Maturing November 17, 2007	224,016
	Coinmach Laundry Corp.
346,447	Term Loan, Maturing July 25, 2009	350,507
	Gate Gourmet Borrower, LLC

198,000	Term Loan, Maturing December 31, 2008	201,960
	Pike Electric
298,089	Term Loan, Maturing July 1, 2012	303,492
	SecurityCo, Inc.
99,509	Term Loan, Maturing June 28, 2010	99,750
	United Rentals, Inc.

58,333	Term Loan, Maturing February 14, 2011	58,528

290,208	Term Loan, Maturing February 14, 2011	291,804
		$1,630,932

Computer Software & Services — 0.5%
	Mitchell International, Inc

100,000	Term Loan, Maturing August 13, 2011	100,844
	UGS Corp.
300,000	Term Loan, Maturing May 27, 2011	302,906
		$403,750

Construction Materials — 0.7%
	Nortek, Inc.

330,000	Term Loan, Maturing August 27, 2011	334,263
	Ply Gem Industries, Inc.

169,150	Term Loan, Maturing February 12, 2011	170,524

29,850	Term Loan, Maturing February 12, 2011	30,093
		$534,880

Containers and Packaging - Metal and Glass — 1.6%
	Ball Corp.
$346,474	Term Loan, Maturing December 31, 2009	$350,545
	BWAY Corp.
47,778	Term Loan, Maturing June 30, 2011	48,509
	Kranson Industries, Inc.
49,875	Term Loan, Maturing July 30, 2011	50,249
	Owens-Illinois, Inc.
350,000	Term Loan, Maturing April 1, 2008	354,922
	Silgan Holdings, Inc.

346,491	Term Loan, Maturing December 31, 2008	350,281
		$1,154,506

Containers and Packaging - Paper — 1.8%
	Graphic Packaging International, Inc.

346,500	Term Loan, Maturing August 8, 2009	349,185
	Greif Bros. Corp.

198,660	Term Loan, Maturing August 31, 2008	200,634
	Jefferson Smurfit Corp.

192,883	Term Loan, Maturing March 31, 2007	194,029
	Printpack Holdings, Inc.
307,931	Term Loan, Maturing April 30, 2009	311,010
	Solo Cup Co.

252,516	Term Loan, Maturing February 27, 2011	255,041
		$1,309,899

Containers and Packaging - Plastics — 0.7%
	Berry Plastics Corp.
300,555	Term Loan, Maturing July 22, 2010	304,437
	Graham Packaging Co.

199,647	Term Loan, Maturing February 16, 2010	201,061
		$505,498

Educational Services — 0.9%
	Jostens, Inc.
301,745	Term Loan, Maturing July 15, 2010	304,611
	Knowledge Learning Corp.
335,828	Term Loan, Maturing May 15, 2010	337,927
		$642,538

Electronic Equipment & Instruments — 0.7%
	Global Cash Access, LLC

$195,000	Term Loan, Maturing March 10, 2010	$197,803

	Invensys International Holdings, Ltd.

349,273	Term Loan, Maturing September 5, 2009	352,984
		$550,787

Entertainment — 1.9%
	Lions Gate Entertainment, Inc.

167,204	Term Loan, Maturing December 31, 2008	168,125

	Metro-Goldwyn-Mayer Studios, Inc.
425,000	Term Loan, Maturing April 26, 2011	426,700
	Six Flags Theme Parks, Inc.
465,738	Term Loan, Maturing June 30, 2009	469,668
	WMG Acquisition Corp.

323,375	Term Loan, Maturing February 28, 2011	328,254
		$1,392,747

Environmental Services — 1.7%
	Allied Waste Industries, Inc.

50,000	Term Loan, Maturing January 15, 2009	50,731

291,449	Term Loan, Maturing January 15, 2010	296,185
	Casella Waste Systems, Inc.

346,500	Term Loan, Maturing January 24, 2010	351,156
	Ionics, Inc.

238,047	Term Loan, Maturing February 13, 2011	241,394
	Waste Connections

350,000	Term Loan, Maturing October 22, 2010	353,719
		$1,293,185

Financials — 0.6%
	Refco Group Ltd., LLC

435,000	Term Loan, Maturing August 5, 2011	435,000
		$435,000

Food, Beverages and Tobacco — 4.2%
	American Seafood Holdings, Inc.

$215,939	Term Loan, Maturing March 31, 2009	$217,086
	Constellation Brands, Inc.

218,750	Term Loan, Maturing November 30, 2008	219,961
	Del Monte Corp.

223,150	Term Loan, Maturing December 20, 2010	226,776
	Dole Food Co., Inc.

213,784	Term Loan, Maturing September 29, 2008	217,214
	Dr. Pepper/Seven Up Bottling Group, Inc.

323,402	Term Loan, Maturing December 19, 2010	327,394
	Merisant Co.

447,615	Term Loan, Maturing January 31, 2010	450,077
	Michael Foods, Inc.

347,375	Term Loan, Maturing November 20, 2010	351,500
	Pinnacle Foods Holdings Corp.

76,679	Term Loan, Maturing November 25, 2010	77,350

271,571	Term Loan, Maturing November 25, 2010	273,947
	Reddy Ice Group, Inc.
387,771	Term Loan, Maturing July 31, 2009	393,103
	Southern Wine & Spirits of America, Inc.
342,995	Term Loan, Maturing June 28, 2008	347,283
		$3,101,691

Funeral Service — 0.3%
	Alderwoods Group

191,178	Term Loan, Maturing August 19, 2010	194,085
		$194,085

Health Care - Equipment & Supplies — 2.9%
	Advance Medical Optics, Inc.
256,250	Term Loan, Maturing June 25, 2009	260,334
	Colgate Medical, Ltd.

307,297	Term Loan, Maturing December 30, 2008	309,601
	Conmed Corp.

363,810	Term Loan, Maturing December 31, 2007	367,979

	Fisher Scientific International, LLC

299,250	Term Loan, Maturing August 2, 2011	301,868
	Kinetic Concepts, Inc.

300,889	Term Loan, Maturing October 3, 2009	304,524
	Sybron Dental Management
150,416	Term Loan, Maturing June 6, 2009	151,545
	Triad Hospitals Holdings, Inc.

464,346	Term Loan, Maturing March 31, 2008	471,311
		$2,167,162

Health Care - Providers & Services — 3.6%
	Accredo Health, Inc.
$134,663	Term Loan, Maturing April 30, 2011	$135,336

	Community Health Systems, Inc.
444,231	Term Loan, Maturing July 5, 2010	445,183
	Concentra Operating Corp.
399,000	Term Loan, Maturing June 30, 2009	404,653
	Cross Country Healthcare, Inc.
120,003	Term Loan, Maturing June 5, 2009	121,578
	DaVita, Inc.

345,286	Term Loan, Maturing March 31, 2009	348,982
100,000	Term Loan, Maturing July 20, 2010	100,893
	Express Scripts, Inc.

248,750	Term Loan, Maturing February 13, 2010	250,875

	Fresenius Medical Care Holdings, Inc.

398,000	Term Loan, Maturing February 21, 2010	401,234
	Magellan Health Services, Inc.

97,222	Term Loan, Maturing August 15, 2008	98,559

172,569	Term Loan, Maturing August 15, 2008	174,942
	Team Health

199,499	Term Loan, Maturing March 23, 2011	200,247
		$2,682,482

Hotels — 0.2%
	Boca Resorts, Inc.
$130,000	Term Loan, Maturing July 22, 2009	$130,000
		$130,000

Household Furnishing & Appliances — 1.3%
	Goodman Global Holdings, Inc.

341,765	Term Loan, Maturing November 21, 2009	344,649
	Sealy Mattress Co.
275,893	Term Loan, Maturing April 6, 2012	279,342
	Simmons Co.

342,741	Term Loan, Maturing December 19, 2011	346,115
		$970,106

Household Products — 1.8%
	Church & Dwight Co., Inc.

498,750	Revolving Loan, Maturing May 30, 2011	505,374
	Rayovac Corp.

277,010	Term Loan, Maturing September 30, 2009	281,396
	The Scotts Co.

99,750	Term Loan, Maturing September 30, 2010	100,303
	United Industries Corp.
423,052	Term Loan, Maturing April 29, 2011	428,869
		$1,315,942

Insurance — 1.1%
	Conseco, Inc.
503,110	Term Loan, Maturing June 22, 2010	507,582
	Hilb, Rogal & Hobbs Co.
342,125	Term Loan, Maturing June 30, 2007	346,615
		$854,197

Leisure — 0.9%
	AMF Bowling Worldwide, Inc.

349,027	Term Loan, Maturing August 27, 2009	350,820

	New England Sports Ventures, LLC

350,000	Term Loan, Maturing February 28, 2005	350,000
		$700,820

Leisure Equipment & Products — 0.3%
	Bombardier Recreational Products, Inc.

$174,125	Term Loan, Maturing December 18, 2010	$177,145

74,625	Term Loan, Maturing December 18, 2010	75,966
		$253,111

Manufacturing — 5.1%
	AMSCAN Holdings, Inc.
100,000	Term Loan, Maturing April 30, 2012	100,937
	Amsted Industries, Inc.

329,154	Term Loan, Maturing October 15, 2010	333,269
	Ceradyne, Inc.

300,000	Term Loan, Maturing August 18, 2011	303,563
	Dresser, Inc.

332,927	Term Loan, Maturing March 31, 2007	336,776
	Harbor Freight Tools USA, Inc.
250,000	Term Loan, Maturing July 15, 2010	251,797
	IPG (US), Inc.
350,000	Term Loan, Maturing July 28, 2011	354,375
	JohnsonDiversey, Inc.

299,316	Term Loan, Maturing November 30, 2009	304,292
	Mueller Group, Inc.
188,991	Term Loan, Maturing April 23, 2011	190,526
	Polypore, Inc.

374,063	Term Loan, Maturing November 12, 2011	377,219
	Roper Industries, Inc.

339,754	Term Loan, Maturing December 29, 2008	341,928
	SPX Corp.

258,572	Term Loan, Maturing September 30, 2009	262,249
	St. Marys Cement, Inc.

347,375	Term Loan, Maturing December 4, 2010	350,089
	Trimas Corp.

302,253	Term Loan, Maturing December 31, 2009	304,866
		$3,811,886

Metals & Mining — 0.2%
	Compass Minerals Group, Inc.
$153,453	Term Loan, Maturing November 28, 2009	$155,803
		$155,803

Miscellaneous — 0.9%
	Laidlaw International, Inc.
337,964	Term Loan, Maturing June 19, 2009	343,614

	Weight Watchers International, Inc.

348,250	Term Loan, Maturing March 31, 2010	352,023
		$695,637

Office Equipment and Supplies — 1.1%
	Buhrmann US, Inc.

300,000	Term Loan, Maturing December 31, 2010	304,125
	Iron Mountain, Inc.
543,867	Term Loan, Maturing April 2, 2011	547,539
		$851,664

Oil & Gas — 1.2%
	La Grange Acquisition, L.P.

150,000	Term Loan, Maturing January 18, 2008	152,203
	Magellan Midstream Holdings
213,444	Term Loan, Maturing June 17, 2008	216,646

	The Premcor Refining Group, Inc.
200,000	Term Loan, Maturing April 13, 2009	202,750
	Williams Production RMT Co.
347,375	Term Loan, Maturing May 30, 2007	352,730
		$924,329

Paper and Forest Products — 1.8%
	Buckeye Technologies, Inc.
289,917	Term Loan, Maturing April 15, 2010	294,145
	Koch Cellulose, LLC
69,260	Term Loan, Maturing May 7, 2011	70,213
280,288	Term Loan, Maturing May 7, 2011	284,142
	RLC Industries Co.

340,177	Term Loan, Maturing February 24, 2010	342,303
	SP Newsprint Co.

121,819	Term Loan, Maturing January 9, 2010	123,494
225,556	Term Loan, Maturing January 9, 2010	228,657
		$1,342,954

Personal Products — 0.4%
	Prestige Brands, Inc.
$298,500	Term Loan, Maturing April 7, 2011	$300,490
		$300,490

Publishing & Printing — 5.8%
	American Media Operations, Inc.
322,113	Term Loan, Maturing April 1, 2007	326,744
	Dex Media East, LLC

438,410	Term Loan, Maturing November 8, 2008	443,296
	Dex Media West, LLC

72,061	Term Loan, Maturing September 9, 2009	72,929
144,143	Term Loan, Maturing March 9, 2010	146,176
	Freedom Communications Holdings, Inc.
450,000	Term Loan, Maturing May 18, 2012	457,313
	Journal Register Co.

385,000	Term Loan, Maturing August 12, 2012	386,324
	Medianews Group, Inc.

188,751	Term Loan, Maturing August 25, 2010	189,773
	Merrill Communications, LLC

198,750	Term Loan, Maturing February 9, 2009	200,986
	Nebraska Book Co.
348,250	Term Loan, Maturing March 4, 2011	353,038
	Newspaper Holdings, Inc.

140,000	Term Loan, Maturing August 24, 2011	139,956
	R.H. Donnelley Corp.
511,718	Term Loan, Maturing June 30, 2011	518,887
	Sun Media Corp.

320,247	Term Loan, Maturing February 7, 2009	323,800

	The Reader’s Digest Association, Inc.
398,000	Term Loan, Maturing May 20, 2008	403,037

	Transwestern Publishing Co., LLC
191,000	Term Loan, Maturing February 25, 2011	192,582

138,000	Term Loan, Maturing August 24, 2012	139,315
		$4,294,156

Real Estate — 2.2%
	BRE/Homestead, LLC

$250,000	Term Loan, Maturing January 11, 2006	$249,531
	Landsource Communities Development, LLC

251,000	Term Loan, Maturing March 31, 2010	254,922
	Newkirk Master, L.P.

353,316	Term Loan, Maturing November 24, 2006	358,615
	Newkirk Tender Holdings, LLC
85,000	Term Loan, Maturing May 25, 2006	85,850
	The Woodlands Commercial Properties Co., L.P.

307,708	Term Loan, Maturing November 26, 2005	309,632

	Whitehall Street Real Estate, L.P.

250,000	Term Loan, Maturing September 11, 2006 (2)	250,968
	Wilmorite Holdings, L.P.

118,750	Term Loan, Maturing March 31, 2006	119,344
		$1,628,862

Restaurants — 0.9%
	AFC Enterprises, Inc.
321,299	Term Loan, Maturing May 23, 2009	322,504
	Jack in the Box, Inc.

348,250	Term Loan, Maturing January 8, 2011	353,038
		$675,542

Retail - Food and Drug — 3.5%
	Alimentation Couche-Tard, Inc.

309,656	Term Loan, Maturing December 17, 2010	312,688
	Domino’s, Inc.
294,352	Term Loan, Maturing June 25, 2010	299,411
	General Nutrition Centers, Inc.
248,750	Term Loan, Maturing December 5, 2009	251,548
	Giant Eagle, Inc.

334,152	Term Loan, Maturing August 6, 2009	338,538
	Rite Aid Corp.

125,000	Term Loan, Maturing September 22, 2009	126,328
	Roundy’s, Inc.
442,221	Term Loan, Maturing June 6, 2009	447,196

	The Jean Coutu Group (PJC), Inc.
500,000	Term Loan, Maturing July 30, 2011	506,932
	The Pantry, Inc.

286,171	Term Loan, Maturing March 12, 2011	288,317
		$2,570,958

Retail - Multiline — 0.4%
	Rent-A-Center, Inc.
$302,247	Term Loan, Maturing June 30, 2010	$304,042
		$304,042

Retail - Specialty — 1.5%
	Advance Stores Company, Inc.

165,259	Term Loan, Maturing November 30, 2006	167,377
	CSK Auto, Inc.
398,000	Term Loan, Maturing June 20, 2009	402,726
	Getty Petroleum Marketing, Inc.
314,667	Term Loan, Maturing May 19, 2010	319,780
	Oriental Trading Co.

231,765	Term Loan, Maturing August 4, 2010	235,048
		$1,124,931

Road & Rail — 1.3%
	Kansas City Southern Industries, Inc.

348,250	Term Loan, Maturing March 30, 2008	352,168
	NFIL Holdings Corp.

44,994	Term Loan, Maturing February 27, 2010	44,945

226,199	Term Loan, Maturing February 27, 2010	229,310
	SIRVA Worldwide, Inc.
350,000	Term Loan, Maturing December 31, 2010	353,063
		$979,486

Semiconductor Equipment and Products — 0.5%
	Fairchild Semiconductor Corp.
$348,237	Term Loan, Maturing June 19, 2008	$352,916
		$352,916

Telecommunications - Wireless — 3.8%
	American Tower, L.P.

399,000	Term Loan, Maturing August 31, 2011	404,424

	Centennial Cellular Operating Co., LLC

348,250	Term Loan, Maturing February 9, 2011	351,324
	Dobson Cellular Systems, Inc.

346,500	Term Loan, Maturing March 31, 2010	344,724
	Nextel Finance Co.

448,019	Term Loan, Maturing December 15, 2010	449,577

	Nextel Partners Operating Corp.
350,000	Term Loan, Maturing May 31, 2011	355,068
	SBA Senior Finance, Inc.

281,538	Term Loan, Maturing October 31, 2008	284,310

	Spectrasite Communications, Inc.

348,568	Term Loan, Maturing December 31, 2007	353,579
	Western Wireless Corp.
299,250	Term Loan, Maturing May 28, 2011	303,792
		$2,846,798

Telecommunications - Wireline — 1.2%
	Cincinnati Bell, Inc.
313,334	Term Loan, Maturing June 30, 2008	316,663

	Consolidated Communications, Inc.

299,000	Term Loan, Maturing October 14, 2011	302,738
	Qwest Corp.
250,000	Term Loan, Maturing June 4, 2007	259,271
		$878,672

Theaters — 1.7%
	Cinemark, Inc.

$399,000	Term Loan, Maturing March 31, 2011	$402,990

	Loews Cineplex Entertainment Corp.
455,000	Term Loan, Maturing July 30, 2011	459,997
	Regal Cinemas Corp.

385,879	Term Loan, Maturing November 10, 2010	390,702
		$1,253,689

Utility — 2.4%
	Allegheny Energy Supply Company, LLC
199,500	Term Loan, Maturing March 8, 2011	202,443
	CenterPoint Energy, Inc.

423,799	Term Loan, Maturing October 7, 2006	423,581

	Cogentrix Delaware Holdings, Inc.

348,250	Term Loan, Maturing February 26, 2009	353,764
	Coleto Creek WLE, L.P.
169,575	Term Loan, Maturing June 30, 2011	172,613
	Dynegy Holdings, Inc.
327,625	Term Loan, Maturing May 28, 2010	330,874
	NRG Energy, Inc.
72,917	Term Loan, Maturing June 23, 2010	75,104
128,706	Term Loan, Maturing June 23, 2010	132,567
	Tucson Electric Power Co.
100,000	Term Loan, Maturing June 30, 2009	100,875
		$1,791,821

Total Senior, Floating Rate Interests (identified cost $65,577,235)		$65,945,612

Floting Rate Notes — 0.4%

Principal Amount	Security	Value

Broadcast Media — 0.4%
	Paxson Communications Corp.
$300	4.35%, 1/15/10 (3)	$300,000
		$300,000

Total Floting Rate Notes (identified cost $300,000)		$300,000

Short-Term Investments — 7.9%

Principal Amount	Maturity Date	Borrower	Rate	Amount
3,374,000	10/01/04	Federal National Mortgage Association Discount Note	1.72%	$3,374,000
1,400,000	10/01/04	Investors Bank & Trust Company Time Deposit	1.90%	1,400,000
1,083,000	10/01/04	USAA Capital Corp. Commercial Paper	1.84%	1,083,000

Total Short-Term Investments (at amortized cost)				$5,857,000

Total Investments — 96.8% (identified cost $71,734,235)				$72,102,612

Other Assets, Less Liabilities — 3.2%				$2,365,758

Net Assets— 100.0%				$74,468,370

Note:  The Fund has made commitments to fund specified amounts under certain existing credit arrangments.  Pursuant to the terms of these arrangements, the Fund had unfunded loan commitments of $208,571 as of September 30, 2004.

(1)          Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2)          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)          Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, the aggregate value of the securities is $300,000 or 0.4% of the Fund’s net assets.

The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$71,734,235
Gross unrealized appreciation	$417,348
Gross unrealized depreciation	(48,971)
Net unrealized appreciation	$368,377

Eaton Vance VT Income Fund of Boston	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 25.1%

Security	Principal Amount (000’s omitted)	Value

Airlines — 0.3%
Delta Air Lines, 7.779%, 11/18/05	$5	$2,163
		$2,163

Apparel — 0.9%
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5	5,325
		$5,325

Auto and Parts — 2.8%
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	5	5,400
Metaldyne Corp., 11.00%, 6/15/12 (1)	4	3,200
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13	3	2,805
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	5	5,725
		$17,130

Broadcasting and Cable — 3.5%
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/02 (2)	5	4,425
Corus Entertainment, Inc., Sr. Sub. Notes, 8.75%, 3/1/12	5	5,544
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16	5	5,700
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	5	5,900
		$21,569

Building Materials — 0.9%
Koppers, Inc., 9.875%, 10/15/13	5	5,550
		$5,550

Business Services - Miscellaneous — 0.9%
Advanstar Communications, Inc., 10.75%, 8/15/10	5	5,562
		$5,562

Chemicals — 0.6%
Avecia Group PLC, 11.00%, 7/1/09	2	1,770
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13 (1)	2	2,160
		$3,930

1

Consumer Products — 1.0%
Fedders North America, Inc., Sr. Notes, 9.875%, 3/1/14	$3	$2,512
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, 12/1/13	5	3,462
		$5,974

Containers and Packaging — 1.7%
Crown Euro Holdings SA, 10.875%, 3/1/13	5	5,837
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14 (1)	5	4,950
		$10,787

Electrical Equipment — 0.9%
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13	5	5,450
		$5,450

Electronic Components — 0.8%
Danka Business Systems, Sr. Notes, 11.00%, 6/15/10	5	5,275
		$5,275

Entertainment — 1.7%
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	5	5,863
Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14	5	4,700
		$10,563

Health Services — 0.9%
Quintiles Transational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	5	5,325
		$5,325

Information Technology — 0.3%
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	2	1,820
		$1,820

Lodging and Gaming — 2.1%
Majestic Star Casino LLC, 9.50%, 10/15/10	5	5,125
Premier Entertainment Biloxi LLC/Premier Finance Biloxi Corp., 10.75%, 2/1/12 (1)	2	2,120
Venetian Casino/Las Vegas Sands, 11.00%, 6/15/10	5	5,813
		$13,058

2

Machinery — 0.5%
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	$3	$2,933
		$2,933

Paper and Forest Products — 1.0%
Georgia-Pacific Corp., 9.50%, 12/1/11	5	6,213
		$6,213

REITS — 0.9%
CB Richard Ellis Services, Inc., Sr. Sub. Notes, 11.25%, 6/15/11	5	5,863
		$5,863

Retail - Food and Drug — 0.8%
General Nutrition Center, Sr. Sub. Notes, 8.50%, 12/1/10 (1)	5	5,138
		$5,138

Transportation — 0.8%
OMI Corp., Sr. Notes, 7.625%, 12/1/13	5	5,156
		$5,156

Utilities — 1.8%
Illinois Power, 7.50%, 6/15/09	5	5,725
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13 (1)	5	5,381
		$11,106

Total Corporate Bonds & Notes (identified cost $149,907)		$155,890

Total Investments — 25.1% (identified cost $149,907)		$155,890

Other Assets, Less Liabilities — 74.9%		$464,644

Net Assets — 100.0%		$620,534

(1)           Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, the aggregate value of the securities is $22,949 or 3.7% of the net assets.

(2)           Non-income producing security.

3

The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$150,214
Gross unrealized appreciation	$10,402
Gross unrealized depreciation	(4,726)
Net unrealized appreciation	$5,676

4

Eaton Vance VT Worldwide Health Sciences Fund	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.41%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization - Europe — 14.61% (1)
Altana AG	18,000	$1,054,782	3.91%
Novartis AG	42,000	1,960,400	7.27%
Serono SA, Class B	1,500	924,921	3.43%
		$3,940,103	14.61%

Major Capitalization - Far East — 7.30% (1)
Fujisawa Pharmaceutical Co., Ltd.	39,000	880,003	3.26%
Takeda Chemical Industries, Ltd.	24,000	1,090,662	4.04%
		$1,970,665	7.30%

Major Capitalization - North America — 41.65% (1)
Amgen, Inc. (2)	26,700	1,513,356	5.61%
Biogen Idec, Inc. (2)	19,600	1,198,932	4.45%
Genentech, Inc. (2)	20,000	1,048,400	3.89%
Genzyme Corp. (2)	30,000	1,632,300	6.05%
IVAX Corp. (2)	20,000	383,000	1.42%
Lilly (Eli) & Co.	19,400	1,164,970	4.32%
MedImmune, Inc. (2)	51,000	1,208,700	4.48%
Pfizer, Inc.	36,500	1,116,900	4.14%
Schering-Plough Corp.	61,000	1,162,660	4.31%
Wyeth	21,500	804,100	2.98%
		$11,233,318	41.65%

Specialty Capitalization - Europe — 1.31%
Acambis plc (2)	64,000	354,201	1.31%
		$354,201	1.31%

Specialty Capitalization - Far East — 2.83%
Chugai Pharmaceuticals Co., Ltd.	53,000	763,914	2.83%
		$763,914	2.83%

1

Specialty Capitalization - North America — 26.71%
Abgenix, Inc. (2)	43,000	$423,980	1.57%
Affymetrix, Inc. (2)	29,000	890,590	3.30%
Biovail Corp. (2)	22,000	380,600	1.41%
Enzon Pharmaceuticals, Inc. (2)	32,000	510,400	1.89%
Exelixis, Inc. (2)	33,000	265,980	0.99%
Gen-Probe, Inc. (2)	22,500	897,075	3.33%
Human Genome Sciences, Inc. (2)	55,500	605,505	2.25%
Ligand Pharmaceuticals, Inc., Class B (2)	42,000	420,840	1.56%
NPS Pharmaceuticals, Inc. (2)	34,800	757,944	2.81%
Onyx Pharmaceuticals, Inc. (2)	11,000	473,110	1.76%
OSI Pharmaceuticals, Inc. (2)	13,000	798,980	2.96%
Savient Pharmaceuticals, Inc. (2)	45,000	103,500	0.38%
Tanox, Inc. (2)	19,500	328,965	1.22%
Transkaryotic Therapies, Inc. (2)	19,500	345,735	1.28%
		$7,203,204	26.71%

Total Common Stocks (identified cost $24,516,279)		$25,465,405

Short-Term Investments — 5.59%

Security	Principal Amount (000’s omitted)	Value	Percentage of Net Assets
Federal Home Loan Mortgage Corp. Discount Note, 1.72%, 10/5/04	$1,000	$999,809	3.71%
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	508	508,000	1.88%

Total Short-Term Investments (at amortized cost, $1,507,809)		$1,507,809

Total Investments (identified cost $26,024,088)		$26,973,214	100.00%

Other Assets, Less Liabilities		$(1,185)	(0.00)%

Net Assets		$26,972,029	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more.

(2)	Non-income producing security.

2

The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investment securities of the Fund at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$26,024,088
Gross unrealized appreciation	$3,387,756
Gross unrealized depreciation	(2,438,630)
Net unrealized appreciation	$949,126

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	November 17, 2004

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	November 17, 2004